Schedule of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Intangible Assets Schedule Of Intangible Assets 1	$ 4,328,566
Intangible Assets Schedule Of Intangible Assets 2	946,421
Intangible Assets Schedule Of Intangible Assets 3	5,274,987
Intangible Assets Schedule Of Intangible Assets 4	(283,281)
Intangible Assets Schedule Of Intangible Assets 5	(61,938)
Intangible Assets Schedule Of Intangible Assets 6	(345,219)
Intangible Assets Schedule Of Intangible Assets 7	4,045,285
Intangible Assets Schedule Of Intangible Assets 8	884,483
Intangible Assets Schedule Of Intangible Assets 9	4,929,768
Intangible Assets Schedule Of Intangible Assets 10	270,585
Intangible Assets Schedule Of Intangible Assets 11	59,162
Intangible Assets Schedule Of Intangible Assets 12	329,747
Intangible Assets Schedule Of Intangible Assets 13	4,315,870
Intangible Assets Schedule Of Intangible Assets 14	943,645
Intangible Assets Schedule Of Intangible Assets 15	5,259,515
Intangible Assets Schedule Of Intangible Assets 16	1,870,409
Intangible Assets Schedule Of Intangible Assets 17	874,475
Intangible Assets Schedule Of Intangible Assets 18	2,744,884
Intangible Assets Schedule Of Intangible Assets 19	789,736
Intangible Assets Schedule Of Intangible Assets 20	18,480
Intangible Assets Schedule Of Intangible Assets 21	808,216
Intangible Assets Schedule Of Intangible Assets 22	(122,409)
Intangible Assets Schedule Of Intangible Assets 23	(57,229)
Intangible Assets Schedule Of Intangible Assets 24	(179,638)
Intangible Assets Schedule Of Intangible Assets 25	2,537,736
Intangible Assets Schedule Of Intangible Assets 26	835,726
Intangible Assets Schedule Of Intangible Assets 27	3,373,462
Intangible Assets Schedule Of Intangible Assets 28	801,475
Intangible Assets Schedule Of Intangible Assets 29	18,993
Intangible Assets Schedule Of Intangible Assets 30	820,468
Intangible Assets Schedule Of Intangible Assets 31	200,255
Intangible Assets Schedule Of Intangible Assets 32	56,623
Intangible Assets Schedule Of Intangible Assets 33	256,878
Intangible Assets Schedule Of Intangible Assets 34	3,539,466
Intangible Assets Schedule Of Intangible Assets 35	911,342
Intangible Assets Schedule Of Intangible Assets 36	4,450,808
Intangible Assets Schedule Of Intangible Assets 37	776,404
Intangible Assets Schedule Of Intangible Assets 38	32,303
Intangible Assets Schedule Of Intangible Assets 39	$ 808,707